Offsets	May 16, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Asset Management Ltd.
Form or Filing Type	F-10
File Number	333-279599
Initial Filing Date	May 22, 2024
Fee Offset Claimed	$ 36,900
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 250,000,000
Offset Note
(1) BAM previously filed a registration statement on
Form F-10 (File
No. 333-279599),
filed on May 22, 2024 and declared effective on June 11, 2024 (the “Previous Registration Statement”), which registered an indeterminate number of securities to be sold by BAM and had an aggregate initial offering price not to exceed US$
1,000,000,000
. The Previous Registration Statement was not fully used, resulting in $
250,000,000
as the unsold aggregate offering amount. This unused amount represents 25% of the $147,600 of the registration fees on the Previous Registration Statement and results in a fee offset of $
36,900
. BAM has terminated or completed any offerings that included the unsold securities under the Previous Registration Statement.

Termination / Withdrawal Statement	BAM has terminated or completed any offerings that included the unsold securities under the Previous Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Asset Management Ltd.
Form or Filing Type	F-10
File Number	333-279599
Filing Date	May 22, 2024
Fee Paid with Fee Offset Source	$ 36,900
Offset Note
(1) BAM previously filed a registration statement on
Form F-10 (File
No. 333-279599),
filed on May 22, 2024 and declared effective on June 11, 2024 (the “Previous Registration Statement”), which registered an indeterminate number of securities to be sold by BAM and had an aggregate initial offering price not to exceed US$
1,000,000,000
. The Previous Registration Statement was not fully used, resulting in $
250,000,000
as the unsold aggregate offering amount. This unused amount represents 25% of the $147,600 of the registration fees on the Previous Registration Statement and results in a fee offset of $
36,900
. BAM has terminated or completed any offerings that included the unsold securities under the Previous Registration Statement.